STATE FARM MUTUAL FUND TRUST

Supplement dated March 5, 2018 to the Prospectus dated May 1, 2017 and as previously supplemented July 12, 2017 of State Farm Mutual Fund Trust for Class A, Class B, Premier and Legacy Class B Shares (the “Prospectus”).

Effective immediately, the following changes are made to the Prospectus:

With respect to the State Farm Equity Fund and on page 4 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers—” is deleted and replaced with the following:

Portfolio Managers—

	Name	Title	Length of Service
Bridgeway	John Montgomery	Chief Investment Officer, Portfolio Manager	Since 2008
	Elena Khoziaeva	Portfolio Manager	Since 2008
	Michael Whipple	Portfolio Manager	Since 2008
Westwood	Mark Freeman	Chief Investment Officer	Since 2008

	Matt Lockridge	Senior Vice President and Research Analyst	Since 2012
	Scott Lawson	Vice President and Senior Research Analyst	Since 2008
	Varun Singh	Senior Research Analyst	Since 2013

With respect to the State Farm Equity and Bond Fund and on page 27 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers—” is deleted and replaced with the following:

Portfolio Managers—

	Name	Title	Length of Service
Bridgeway	John Montgomery	Chief Investment Officer, Portfolio Manager	Since 2008
	Elena Khoziaeva	Portfolio Manager	Since 2008
	Michael Whipple	Portfolio Manager	Since 2008
Westwood	Mark Freeman	Chief Investment Officer	Since 2008

	Matt Lockridge	Senior Vice President and Research Analyst	Since 2012
	Scott Lawson	Vice President and Senior Research Analyst	Since 2008
	Varun Singh	Senior Research Analyst	Since 2013

	Name	Title	Length of Service
SFIMC	John Malito	Assistant Vice President—State Farm Investment Management Corp.; Investment Professional— State Farm Mutual Automobile Insurance Company	Since 2016
	Lisa Rogers	Assistant Vice President—State Farm Investment Management Corp.; Investment Professional— State Farm Mutual Automobile Insurance Company	Since 2016

On page 86 of the Prospectus, the information in the chart under “Portfolio Managers,” “Equity Fund” and “Westwood Portfolio Managers” is deleted and replaced with the following:

Westwood Portfolio Managers
Portfolio Manager and Title with Westwood	Length of Service with Westwood	Business Experience During the past 5 years
Mark Freeman, CFA Chief Investment Officer	18 years	Portfolio manager of equity and fixed income securities

Scott Lawson, CFA Vice President and Senior Research Analyst	13 years	Portfolio manager of equity securities

Matt Lockridge Senior Vice President and Research Analyst	7 years	Portfolio manager of equity securities

Varun Singh, PhD, CFA Senior Research Analyst	5 years	Portfolio manager of equity securities

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated March 5, 2018 to the Prospectus dated May 1, 2017 and as previously supplemented on June 8, 2017 and July 12, 2017 of State Farm Mutual Fund Trust for Class R-1, Class R-2 and Class R-3 Shares (the “Prospectus”).

Effective immediately, the following changes are made to the Prospectus:

With respect to the State Farm Equity Fund and on page 3 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers—” is deleted and replaced with the following:

Portfolio Managers—

	Name	Title	Length of Service
Bridgeway	John Montgomery	Chief Investment Officer, Portfolio Manager	Since 2008
	Elena Khoziaeva	Portfolio Manager	Since 2008
	Michael Whipple	Portfolio Manager	Since 2008
Westwood	Mark Freeman	Chief Investment Officer	Since 2008

	Matt Lockridge	Senior Vice President and Research Analyst	Since 2012
	Scott Lawson	Vice President and Senior Research Analyst	Since 2008
	Varun Singh	Senior Research Analyst	Since 2013

With respect to the State Farm Equity and Bond Fund and on page 22 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers—” is deleted and replaced with the following:

Portfolio Managers—

	Name	Title	Length of Service
Bridgeway	John Montgomery	Chief Investment Officer, Portfolio Manager	Since 2008
	Elena Khoziaeva	Portfolio Manager	Since 2008
	Michael Whipple	Portfolio Manager	Since 2008
Westwood	Mark Freeman	Chief Investment Officer	Since 2008

	Matt Lockridge	Senior Vice President and Research Analyst	Since 2012
	Scott Lawson	Vice President and Senior Research Analyst	Since 2008
	Varun Singh	Senior Research Analyst	Since 2013

	Name	Title	Length of Service
SFIMC	John Malito	Assistant Vice President—State Farm Investment Management Corp.; Investment Professional—State Farm Mutual Automobile Insurance Company	Since 2016
	Lisa Rogers	Assistant Vice President—State Farm Investment Management Corp.; Investment Professional—State Farm Mutual Automobile Insurance Company	Since 2016

On page 77 of the Prospectus, the information in the chart under “Portfolio Managers,” “Equity Fund” and “Westwood Portfolio Managers” is deleted and replaced with the following:

Westwood Portfolio Managers
Portfolio Manager and Title with Westwood	Length of Service with Westwood	Business Experience During the past 5 years
Mark Freeman, CFA Chief Investment Officer	18 years	Portfolio manager of equity and fixed income securities

Scott Lawson, CFA Vice President and Senior Research Analyst	13 years	Portfolio manager of equity securities

Matt Lockridge Senior Vice President and Research Analyst	7 years	Portfolio manager of equity securities

Varun Singh, PhD, CFA Senior Research Analyst	5 years	Portfolio manager of equity securities

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated March 5, 2018 to the Prospectus dated May 1, 2017 and as previously supplemented July 12, 2017 of State Farm Mutual Fund Trust for Institutional Shares (the “Prospectus”).

Effective immediately, the following changes are made to the Prospectus:

With respect to the State Farm Equity Fund and on page 3 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers—” is deleted and replaced with the following:

Portfolio Managers—

	Name	Title	Length of Service
Bridgeway	John Montgomery	Chief Investment Officer, Portfolio Manager	Since 2008
	Elena Khoziaeva	Portfolio Manager	Since 2008
	Michael Whipple	Portfolio Manager	Since 2008
Westwood	Mark Freeman	Chief Investment Officer	Since 2008

	Matt Lockridge	Senior Vice President and Research Analyst	Since 2012
	Scott Lawson	Vice President and Senior Research Analyst	Since 2008
	Varun Singh	Senior Research Analyst	Since 2013

With respect to the State Farm Equity and Bond Fund and on pages 23-24 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers—” is deleted and replaced with the following:

Portfolio Managers—

	Name	Title	Length of Service
Bridgeway	John Montgomery	Chief Investment Officer, Portfolio Manager	Since 2008
	Elena Khoziaeva	Portfolio Manager	Since 2008
	Michael Whipple	Portfolio Manager	Since 2008
Westwood	Mark Freeman	Chief Investment Officer	Since 2008

	Matt Lockridge	Senior Vice President and Research Analyst	Since 2012
	Scott Lawson	Vice President and Senior Research Analyst	Since 2008
	Varun Singh	Senior Research Analyst	Since 2013

	Name	Title	Length of Service
SFIMC	John Malito	Assistant Vice President—State Farm Investment Management Corp.; Investment Professional—State Farm Mutual Automobile Insurance Company	Since 2016
	Lisa Rogers	Assistant Vice President—State Farm Investment Management Corp.; Investment Professional—State Farm Mutual Automobile Insurance Company	Since 2016

On page 71 of the Prospectus, the information in the chart under “Portfolio Managers,” “Equity Fund” and “Westwood Portfolio Managers” is deleted and replaced with the following:

Westwood Portfolio Managers
Portfolio Manager and Title with Westwood	Length of Service with Westwood	Business Experience During the past 5 years
Mark Freeman, CFA Chief Investment Officer	18 years	Portfolio manager of equity and fixed income securities

Scott Lawson, CFA Vice President and Senior Research Analyst	13 years	Portfolio manager of equity securities

Matt Lockridge Senior Vice President and Research Analyst	7 years	Portfolio manager of equity securities

Varun Singh, PhD, CFA Senior Research Analyst	5 years	Portfolio manager of equity securities

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated March 5, 2018 to the Statement of Additional Information dated May 1, 2017 as supplemented July 12, 2017 and January 3, 2018 of State Farm Mutual Fund Trust (the “SAI”).

Effective immediately, the following changes are made to the SAI:

On page 57 of the SAI and under the heading “Management Information—State Farm Mutual Fund Trust, December 31, 2016,” “III. Information about Officers of State Farm Mutual Fund Trust” is amended by adding the following:

Effective February 10, 2018, Mr. David R. Grizzle resigned his position as Chief Compliance Officer of State Farm Mutual Fund Trust, and Mr. Terrence M. Ludwig became the Chief Compliance Officer of State Farm Mutual Fund Trust. Mr. Ludwig’s information is included below:

Name, Address, and Age	Position (s) Held with Fund	Length of Time Served and Term of Office	Principal Occupation (s) During the Past 5 years
Terrence M. Ludwig One State Farm Plaza Bloomington, IL 61710 Age 49	Chief Compliance Officer, Assistant Secretary-Treasurer, and Anti-Money Laundering and Office of Foreign Assets Control Compliance Officer	Began service as Chief Compliance Officer and Assistant Secretary- Treasurer in 2/2018 and as Anti-Money Laundering and Office of Foreign Assets Control Compliance Officer in 3/2016, and serves until removed.	CHIEF COMPLIANCE
OFFICER (since
2/2018), ASSISTANT
SECRETARY-
TREASURER (since
2/2018), and ANTI-
MONEY LAUNDERING
AND OFFICE OF
FOREIGN ASSETS
CONTROL
COMPLIANCE
OFFICER (since
3/2016)—State Farm
Variable Product Trust,
State Farm Associates’
Funds Trust; CHIEF
COMPLIANCE
OFFICER (since
2/2018), TREASURER
(since 2/2018) and
ANTI- MONEY
LAUNDERING AND
OFFICE OF FOREIGN
ASSETS CONTROL
COMPLIANCE
OFFICER (since
3/2016)—State Farm
Investment
Management Corp.;
CHIEF COMPLIANCE
OFFICER (since
9/2013), Treasurer
(since 2/2018) and
ANTI-MONEY
LAUNDERING AND
OFFICE OF FOREIGN
ASSETS CONTROL
COMPLIANCE
OFFICER (since
9/2013)—State Farm
VP Management Corp.;
MUTUAL FUNDS
DIRECTOR—State
Farm Mutual Automobile
Insurance Company.

Under PORTFOLIO MANAGERS—OTHER ACCOUNTS MANAGED—Westwood as Sub-Adviser to the Equity Fund on page 68 of the SAI, information regarding Lisa Dong is deleted.

This supplement provides new and additional information beyond that contained in the SAI and should be retained and read in conjunction with the SAI. Please keep it for future reference.